Expense Example - PGIM Jennison Rising Dividend Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	669	1,048	1,450	2,571	302	822	1,468	2,946	101	437	796	1,808	101	5,021	7,687	10,159